JOHN HANCOCK VARIABLE INSURANCE TRUST
601 Congress Street
Boston, MA  02210

January 17, 2018

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”), on behalf of its series Mid Cap Stock Trust (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust, we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares of the Fund in connection with the reorganization of Alpha Opportunities Trust, a series of the Trust, by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on February 16, 2018 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing.  If you have any questions or comments concerning the foregoing, please call the undersigned at 617-572-0420.

Sincerely,

/s/ Harsha Pulluru
Harsha Pulluru
Assistant Secretary of the Trust